Assets Held in the Stable Value Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The assets held in the Stable Value Master Trust were as follows for the years ended December 31, 2025 and 2024:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$345,329,447	$339,064,286	98%
Common collective trusts - at fair value	14,211,069	13,953,244	98%
Total Master Trust investments	359,540,516	353,017,530	98%
Cash and pending activity	(293,669)	(288,341)	98%
Total Master Trust net assets	$359,246,847	$352,729,189	98%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Fully benefit-responsive synthetic investment contracts - at contract value	$348,635,756	$342,660,922	98%
Common collective trusts - at fair value	9,575,564	9,411,460	98%
Total Master Trust investments	358,211,320	352,072,382	98%
Cash and pending activity	(336,174)	(330,412)	98%
Total Master Trust net assets	$357,875,146	$351,741,970	98%
The investment income of the Stable Value Master Trust was as follows for the years ended December 31, 2025 and 2024:

	2025
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,831,386	$11,615,545	98%
Total investment income	11,831,386	11,615,545	98%

	2024
	Master Trust Balance	Plan's Interest in Master Trust Balance ($)	Plan's Interest in Master Trust Balance (%)
Net investment income	$11,133,977	$10,951,804	98%
Total investment income	11,133,977	10,951,804	98%